Financial Risk Management - Contractual maturities of financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 113,105	$ 73,192
Exchangeable senior notes, net	1,000,000
Other non-current liabilities		4,969
Financial liabilities	1,113,105	78,161
Up to 12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	113,105	73,192
Exchangeable senior notes, net	0
Other non-current liabilities		0
Financial liabilities	113,105	73,192
Greater than 12 Months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Exchangeable senior notes, net	1,000,000
Other non-current liabilities		4,969
Financial liabilities	$ 1,000,000	$ 4,969